Property, Equipment and Software - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Depreciation and amortization expense	$ 412	$ 140	$ 864	$ 322	$ 89
Production Assets Other than Internal Use Software
Property Plant And Equipment [Abstract]
Depreciation and amortization expense			598	232	89
Capitalized Internal Use Software Costs
Property Plant And Equipment [Abstract]
Depreciation and amortization expense			$ 266	$ 90	$ 0